Redeemable Convertible Preference Shares - Schedule of Preference Shares Activities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares
Schedule of Preference Shares Activities [Line Items]
Beginning balance Amount	RM 9,590,370		RM 6,483,536		RM 2,500,000
Issuance of Amount			7,989,890		7,442,953
Conversion of Amount	(1,704,846)		(4,389,989)
Modification	(37,092)
Redemption of Amount	(378,855)				(3,000,000)
Equity component of Amount			(321,679)		(459,417)
Foreign exchange loss	(886,091)		(171,388)
Ending balance Amount	6,583,486	$ 1,623,147	9,590,370		6,483,536
Ending balance Amount (in Dollars)	RM 6,583,486		RM 9,590,370		RM 6,483,536
Agroz Inc. RCPS [Member]
Schedule of Preference Shares Activities [Line Items]
Beginning balance Shares (in Shares) | shares	899,920	899,920	604,870	604,870
Beginning balance Amount	RM 9,590,370		RM 6,483,536
Issuance of Shares (in Shares) | shares			714,979	714,979	604,870
Issuance of Amount			RM 7,989,890		RM 6,942,953
Conversion of Shares (in Shares) | shares	(180,000)	(180,000)	(419,929)	(419,929)
Conversion of Amount	RM (1,704,846)		RM (4,389,989)
Modification (in Shares) | shares
Modification	RM (37,092)
Redemption of Shares (in Shares) | shares	(40,000)	(40,000)
Redemption of Amount	RM (378,855)
Equity component of Shares (in Shares) | shares
Equity component of Amount			RM (321,679)		RM (459,417)
Foreign exchange loss (in Dollars) | $
Foreign exchange loss	RM (886,091)		RM (171,388)
Ending balance Shares (in Shares) | shares	679,920	679,920	899,920	899,920	604,870
Ending balance Amount	RM 6,583,486	$ 1,623,147	RM 9,590,370		RM 6,483,536
Ending balance Shares (in Shares) | shares	679,920		899,920		604,870
Ending balance Amount (in Dollars)	RM 6,583,486		RM 9,590,370		RM 6,483,536
Agroz Group RCPS [Member]
Schedule of Preference Shares Activities [Line Items]
Beginning balance Shares (in Shares) | shares					2,500,000
Beginning balance Amount					RM 2,500,000
Issuance of Shares (in Shares) | shares					500,000
Issuance of Amount					RM 500,000
Conversion of Shares (in Shares) | shares
Conversion of Amount
Modification
Redemption of Shares (in Shares) | shares					(3,000,000)
Redemption of Amount					RM (3,000,000)
Equity component of Shares (in Shares) | shares
Equity component of Amount
Foreign exchange loss (in Dollars) | $
Foreign exchange loss
Ending balance Shares (in Shares) | shares
Ending balance Amount
Ending balance Shares (in Shares) | shares
Ending balance Amount (in Dollars)